UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21290

NEIMAN FUNDS

(Exact name of registrant as specified in charter)

6631 Main Street Williamsville, NY (Address of principal executive offices)	14221 (Zip code)

Harvey Neiman

Neiman Funds

6631 Main Street

Williamsville, NY 14221

(Name and address of agent for service)

Registrant’s telephone number, including area code: (716) 633-1515

Date of fiscal year end: March 31

Date of reporting period: June 30, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedules of Investments.

Neiman Large Cap Value Fund
			Schedule of Investments
		June 30, 2013 (Unaudited)
Shares/Principal Amount		Fair Value		% of Net Assets

COMMON STOCKS

Accident & Health Insurance
10,000	Aflac Incorporated +	$ 581,200
8,600	Reinsurance Group of America Incorporated +	594,346
		1,175,546		4.67%

Agricultural Chemicals
2,900	CF Industries Holdings, Inc. +	497,350		1.98%

Air Courier Services
5,500	FedEx Corporation +	542,190		2.16%

Aircraft Engines & Engine Parts
5,700	United Technologies Corp. +	529,758		2.11%

Commercial Banks
9,200	Bank of Montreal (Canada)	533,876		2.12%

Computer Storage Devices
9,400	Western Digital Corporation +	583,646		2.32%

Electric Services
11,300	American Electric Power Co. Inc. +	506,014
12,000	Southern Co. +	529,560
		1,035,574		4.12%

Electronic & Other Electrical Equipment (No Computer Equipment)
9,400	Emerson Electric Co. +	512,676		2.04%

Fire, Marine & Casualty Insurance
6,100	ACE Limited (Switzerland) +	545,828
12,600	Axis Capital Holdings Limited (Bermuda) +	576,828
6,300	The Chubb Corporation +	533,295
		1,655,951		6.58%

Food and Kindred Products
9,933	Kraft Foods Inc. +	554,957
18,100	Mondelēz International, Inc.	516,393
		1,071,350		4.26%

Gas & Other Services Combined
6,600	Sempra Energy +	539,616		2.14%

Hospitals & Medical Service Plans
9,400	Aetna Inc. +	597,276
7,100	UnitedHealth Group, Inc.	464,908
		1,062,184		4.22%

Men's & Boy's Furnishings, Work Clothing & Allied Garment
3,000	VF Corp. +	579,180		2.30%

National Commercial Banks
7,800	The PNC Financial Services Group, Inc. +	568,776		2.26%

Oil & Gas Field Machinery & Equipment
7,900	National Oilwell Varco, Incorporated +	544,310		2.16%

Oil, Gas Field Services, NBC
7,200	Schlumberger Limited +	515,952		2.05%

Petroleum Refining
4,500	Chevron Corp. +	532,530
6,000	Exxon Mobil Corporation	542,100
8,500	Phillips 66	500,735
		1,575,365		6.26%

Pharmaceutical Preparations
10,100	Eli Lilly and Company +	496,112		1.97%

Radio & TV Broadcasting & Communications Equipment
8,300	QUALCOMM Incorporated +	507,047		2.02%

Railroads, Line-Haul Operating
5,400	Canadian National Railway Company (Canada) +	525,258
3,500	Union Pacific Corporation +	539,980
		1,065,238		4.23%

Retail - Department Stores
10,900	Kohl's Corporation +	550,559		2.19%

Retail - Eating Places
5,500	McDonald's Corp. +	544,500		2.16%

Retail - Jewelers Ltd.
7,800	Signet Jewelers Limited (Bermuda) +	525,954		2.09%

Retail - Variety Stores
5,000	Costco Wholesale Corp. +	552,850		2.20%

Rubber & Plastic Footwear
8,500	Nike Inc. Class B +	541,280		2.15%

Search, Detection, Navigation, Guidance, Aeronautical Systems
8,300	Raytheon Company +	548,796		2.18%

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics
7,000	Procter & Gamble Co. +	538,930		2.14%

Surgical & Medical Instruments & Apparatus
6,500	Stryker Corporation	420,420		1.67%

Tobacco Products
11,800	Altria Group Inc.	412,882
5,900	Philip Morris International, Inc. +	511,058
		923,940		3.68%

Wholesale - Drugs Properties & Druggists' Sundries
4,700	McKesson Corporation +	538,150		2.14%

Total for Common Stocks (Cost $17,365,997)		21,277,076		84.57%

	Other Assets in Excess of Liabilities	3,880,835		15.43%

	Net Assets	$ 25,157,911		100.00%

Neiman Large Cap Value Fund

		Schedule of Written Options
		June 30, 2013 (Unaudited)
Underlying Security		Shares Subject	Fair Value
Expiration Date/Exercise Price		to Call

ACE Limited (Switzerland) *
August 2013 Calls @ 90.00		900	$ 1,530

Aetna Inc. *
October 2013 Calls @ 65.00		1,400	4,228

Aflac Incorporated *
November 2013 Calls @ 57.50		1,500	5,475

American Electric Power Co. Inc. *
November 2013 Calls @ 47.00		1,700	1,275

Axis Capital Holdings Limited (Bermuda) *
September 2013 Calls @ 45.00		1,900	4,180

Canadian National Railway Company *
October 2013 Calls @ 105.00		800	1,040

CF Industries Holdings, Inc. *
August 2013 Calls @ 210.00		400	148

Chevron Corp. *
September 2013 Calls @ 125.00		700	777

The Chubb Corporation *
October 2013 Calls @ 90.00		900	1,008

Costco Wholesale Corp. *
October 2013 Calls @ 115.00		800	2,048

Eli Lilly and Company *
October 2013 Calls @ 55.00		1,500	930

Emerson Electric Co. *
September 2013 Calls @ 60.00		1,400	518

FedEx Corporation *
October 2013 Calls @ 105.00		800	2,200

Kohl's Corporation *
October 2013 Calls @ 55.00		1,600	1,760

Kraft Foods Inc. *
September 2013 Calls @ 57.50		1,500	2,025

McDonald's Corp. *
September 2013 Calls @ 100.00		800	1,880

McKesson Corporation *
November 2013 Calls @ 125.00		700	1,680

National Oilwell Varco, Incorporated *
August 2013 Calls @ 75.00		1,200	864

Nike Inc. Class B *
October 2013 Calls @ 70.00		1,300	1,326

Philip Morris International, Inc. *
September 2013 Calls @ 95.00		900	378

The PNC Financial Services Group, Inc. *
November 2013 Calls @ 75.00		1,200	3,144

Procter & Gamble Co. *
October 2013 Calls @ 80.00		1,100	2,090

QUALCOMM Incorporated *
October 2013 Calls @ 67.50		1,200	888

Raytheon Company *
November 2013 Calls @ 70.00		1,200	1,272

Reinsurance Group of America Incorporated *
October 2013 Calls @ 70.00		1,300	3,185

Schlumberger Limited *
August2013 Calls @ 85.00		1,100	638

Signet Jewelers Limited (Bermuda) *
October 2013 Calls @ 70.00		1,200	3,960

Southern Co. *
November 2013 Calls @ 47.00		1,800	738

Sempra Energy *
October 2013 Calls @ 85.00		1,000	1,700

Union Pacific Corporation *
August 2013 Calls @ 160.00		500	1,525

United Technologies Corp. *
August 2013 Calls @ 97.50		900	711

VF Corp. *
August 2013 Calls @ 200.00		500	1,450

Western Digital Corporation *
October 2013 Calls @ 70.00		1,400	2,660

Total (Premiums Received $52,024)			$ 59,231

* Non-Income Producing Security.
+ Portion or all of the security is pledged as collateral for call options written.

See accompanying notes to Schedules of Investments

Neiman Balanced Allocation Fund

	Schedule of Investments
	June 30, 2013 (Unaudited)
Shares/Principal Amount		Fair Value	% of Net Assets

Mutual Funds
63,974	Amana Income Fund	$ 2,443,186
10,926	Fidelity Advisor Materials Fund - Class I	800,952
223,301	Ivy High Income Fund - Class Y	1,909,221
24,379	JPMorgan Small Cap Value Fund - Class A	579,478
133,961	Loomis Sayles Investment Grade Bond Fund - Class A	1,624,943
103,096	Neiman Large Cap Value Fund - No Load Class +	2,493,881
55,819	Neuberger Berman Real Estate Fund - Trust Class	766,395
153,613	PIMCO Income Fund - Class D	1,875,611
34,199	PNC Small Cap Fund - Class A *	595,739
37,148	Principal MidCap Fund - Class A	657,524
38,572	Sterling Capital Mid Cap Value Fund - Class A	673,857
45,053	Thornburg International Growth Fund - Class A *	822,217
59,234	Van Eck Emerging Markets Fund - Class A *	764,711
Total for Mutual Funds (Cost $15,496,446)		16,007,715	96.17%

Money Market Funds
570,920	Fidelity Money Market Portfolio Select Class 0.04% **	570,920
Total for Money Market Funds (Cost $570,920)		570,920	3.43%

	Total Investments	16,578,635	99.60%
	(Cost $16,067,366)

	Other Assets in Excess of Liabilities	65,776	0.40%

	Net Assets	$ 16,644,411	100.00%

* Non-Income producing security.
** Variable Rate Security: The Yield Rate shown represents the rate at June 30, 2013.
+ Affiliated Fund.

See accompanying notes to Schedules of Investments

Neiman Tactical Income Fund

		Schedule of Investments
	June 30, 2013 (Unaudited)
Shares/Principal Amount		Fair Value	% of Net Assets

Mutual Funds
229,224	Metropolitan West High Yield Bond Fund – Class I	$ 2,358,716
252,887	Neuberger Berman High Income Bond Fund – Institutional Class	2,354,383
249,505	PIMCO High Yield Fund – Institutional Class	2,350,339
338,507	RidgeWorth High Income Fund – I Shares	2,410,169
Total for Mutual Funds (Cost $9,548,681)		9,473,607	43.66%

Exchange Traded Funds
33,424	iSHARES® iBoxx $ High Yield Corporate Bond ETF	3,037,573
13,418	PIMCO 0-5 Year High Yield Corporate Bond Index ETF	1,377,626
111,443	ProShares Short 20+ Year Treasury *	3,497,081
76,813	SPDR® Barclays High Yield Bond ETF	3,033,346
45,862	SPDR® Barclays Short Term High Yield Bond ETF	1,384,115
Total for Exchange Traded Funds (Cost $12,631,939)		12,329,741	56.82%

	Total Investments	21,803,348	100.48%
	(Cost $22,180,620)

	Liabilities In Excess of Other Assets	(103,412)	-0.48%

	Net Assets	$ 21,699,936	100.00%

* Non-Income producing security.

See accompanying notes to Schedules of Investments

NOTES TO FINANCIAL STATEMENTS

NEIMAN FUNDS

(Unaudited)

1. SECURITY TRANSACTIONS

As of June 30, 2013, the Neiman Funds (the “Trust”) consists of Neiman Large Cap Value Fund (“Large Cap Fund”), Neiman Balanced Allocation Fund (“Balanced Allocation Fund”), and Neiman Tactical Income Fund (“Tactical Income Fund”) (collectively, the “Funds”). For federal income tax purposes, at June 30, 2013 the cost of securities on a tax basis and the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) were as follows:

                                                             Large Cap Fund

                                                                  Balanced Allocation Fund

                                                                                                        Tactical Income Fund

Cost of Investments                                   $17,365,997

                                                                          $16,067,366

                                                                                $22,180,620

Premiums Received                                         $52,024

    from Options Written

Gross Unrealized Appreciation                     $4,165,617

                                                                                                        $906,298                                       $112,335

Gross Unrealized Depreciation                      ($261,745)

                                                                                                     ($395,029)                                     ($489,607)

Net Unrealized Appreciation

   (Depreciation) on Investments                   $3,903,872                                  $511,269

                                                          ($377,272)

2. SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION:

All investments in securities are recorded at their estimated fair value, as described in Note 3.

OPTION WRITING:

When the Funds write an option, an amount equal to the premium received by the Funds is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gains from options written. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Funds have realized a gain or a loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Funds. The Funds as writers of the option bear the market risk of an unfavorable change in the price of the security underlying the written option. For additional information on option writing, see Note 4.

FEDERAL INCOME TAXES:

The Funds’ policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Funds’ policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Funds’ policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Funds recognize the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2010 - 2012), or expected to be taken in the Funds’ 2013 tax returns. The Funds identify its major tax jurisdictions as U.S. Federal and State tax authorities; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations. During the period, the Funds did not incur any interest or penalties.

DISTRIBUTIONS TO SHAREHOLDERS:

Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund.

USE OF ESTIMATES:

The preparation of financial statements in conformity with accounting principles generally accepted in the United States (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

OTHER:

The Funds record security transactions based on a trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are accreted and amortized over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

EXPENSES:

Expenses incurred by the Trust that don’t relate to a specific fund of the Trust are allocated prorate to the funds in the Trust based on the total number of funds in the Trust at the time the expense was incurred or by another appropriate method.

Class specific expenses are borne by each specific class. Income, non-class specific expenses, and realized and unrealized gains/losses are allocated to the respective classes based on the basis of relative net assets.

3.) SECURITIES VALUATIONS

The Funds utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds has the ability to access.

Level 2 - Inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (including exchange traded funds). Equity securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a long security is valued at its last bid price except when, in the Adviser's opinion, the last bid price does not accurately reflect the current value of the long security. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in level 1 of the fair value hierarchy. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees (the “Trustees”) and are categorized in level 2 or level 3, when appropriate.

Mutual funds. Mutual funds, including money market funds, are valued at the daily net asset value as reported by the underlying fund and are classified in level 1 of the fair value hierarchy.

Short positions (including options written). Short positions that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. To the extent these short positions are actively traded and valuation adjustments are not applied, they are classified in level 1 of the fair value hierarchy. Lacking a last sale price, a short position, including a written option, is valued at its last ask price except when, in the Adviser’s opinion, the last ask price does not accurately reflect the current value of the short position. When an ask price is used for valuation or when the security is not actively traded, those securities are generally categorized in level 2 of the fair value hierarchy.

Fixed income securities. Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Trustees. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Trustees have determined will represent fair value.

In accordance with the Trust's good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  There is no single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following table summarizes the inputs used to value the Funds’ assets and liabilities measured at fair value as of June 30, 2013:

Large Cap Fund:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$21,277,076	$0	$0	$21,277,076
Total	$21,277,076	$0	$0	$21,277,076

Valuation Inputs of Liabilities	Level 1	Level 2	Level 3	Total
Written Options	$0	$59,231	$0	$59,231
Total	$0	$59,231	$0	$59,231

Balanced Allocation Fund:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$16,007,715	$0	$0	$16,007,715
Money Market Funds	$570,920	$0	$0	$570,920
Total	$16,578,635	$0	$0	$16,578,635

Tactical Income Fund:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$9,473,607	$0	$0	$9,473,607
Exchange Traded Funds	$12,329,741	$0	$0	$12,329,741
Total	$21,803,348	$0	$0	$21,803,348

Refer to each Fund’s Schedule of Investments for a listing of securities by industry. The Funds did not hold any Level 3 assets or liabilities during the three month period ended June 30, 2013. There were no transfers into or out of the levels during the three month period ended June 30, 2013. It is the Funds’ policy to consider transfers into or out of the levels as of the end of the reporting period.

4. WRITTEN OPTIONS

As of June 30, 2013, Large Cap Fund portfolio securities valued at $2,689,830 were held by the Fund as collateral for options written by the Fund.

Transactions in written options during the three month period ended June 30, 2013 were as follows:

Number of

Premiums

Contracts

 Received

Options outstanding at March 31, 2013

469

     $49,463

Options written

 371

           $52,024

Options expired

(157)

         ($17,357)

Options exercised

 (283)

  ($30,047)

Options Terminated

         (29)

    ($2,059)

Options outstanding at June 30, 2013

371

$52,024

The locations on the statement of assets and liabilities of the Large Cap Fund's derivative positions, which are not accounted for as hedging instruments under GAAP, is as follows:

                                     Liability

                                               Derivatives

Call options written                    ($59,231)

Realized and unrealized gains and losses on derivatives contracts entered into during the three month period ended June 30, 2013 by the Large Cap Fund are recorded in the following locations in the Statement of Operations:

                                                               Realized                                                   Unrealized

                                   Location             Gain/(Loss)                  Location

                              Gain/(Loss)

Equity contracts       Realized Gain                                   Change In Unrealized

                           (Loss) on Options          $20,739

          Appreciation/(Depreciation)        $19,547

                                    Written                                         on Options Written

The selling of covered call options may tend to reduce volatility of the Large Cap Fund because the premiums received from selling the options will reduce any losses on the underlying securities, but only by the amount of the premiums. However, selling the options may also limit the Large Cap Fund’s gain on the underlying securities. Written call options expose the Large Cap Fund to minimal counterparty risk since they are exchange-traded and the exchange’s clearing house guarantees the options against default.

Balanced Allocation Fund and Tactical Income Fund did not engage in derivative transactions during the three month period ended June 30, 2013.

5. AFFILIATED FUND TRANSACTIONS

The Balanced Allocation Fund’s holding and transaction in Large Cap Fund, an affiliated fund, during the three month period ended in June 30, 2013 were as follows:

Shares Held at March 31, 2013	104,125
Purchases	0
Sales	(1,029)
Shares Held at June 30, 2013	103,096

The aggregate cost and value of Balanced Allocation Fund’s investment in Large Cap Fund at June 30, 2013 was $2,172,936 and $2,493,881, respectively. The investment represented 14.98% of total net assets of the Balanced Allocation Fund as of June 30, 2013. For the three month period ended June 30, 2013, Balanced Allocation received dividend income totaling $5,824 from the Large Cap Fund.

Item 2. Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NEIMAN FUNDS

By: /s/Harvey Neiman

      Harvey Neiman

      President

Date:         8-13-13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/Harvey Neiman

      Harvey Neiman

      President

Date:         8-13-13

By: /s/Daniel Neiman

      Daniel Neiman

      Chief Financial Officer

Date:         8/12/13